CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 3,629,631	$ 3,474,017	$ 4,505,510
Add: Net (loss)/income attributable to non-controlling interest			(16,753)
Net income before allocation of non-controlling interest	$ 3,629,631	$ 3,474,017	4,488,757
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,168,347	1,088,743	574,252
Amortization of land use right	6,692	6,724	6,556
Amortization of intangible assets	$ 491,054	$ 493,389	481,029
Impairment of construction in progress			63,502
Provision for doubtful debts	$ 7,630	$ 235,755	213,457
Written off of property, plant and equipment	9,071		93,699
Changes in assets and liabilities:
Accounts receivable	(5,994,242)	$ (8,007,139)	(6,138,248)
Inventories	1,358,470	6,803,946	(737,319)
Prepaid expenses and other deposits	(1,846,591)	(3,461,225)	(3,953,050)
VAT tax receivable	24,358	105,785	(139,737)
Accounts payable	1,654,130	(2,230,681)	8,107,030
Accrued liabilities and other payables	26,740	74,042	359,767
Advances from unrelated parties	(176,647)	159,500	325,434
Income tax payable	169,491	(114,568)	(73,446)
Net cash provided by/(used in) operating activities	528,134	(1,371,712)	3,671,683
Cash flows from investing activities:
Purchase of property, plant and equipment	$ (161,163)	$ (362,405)	(5,306,929)
Cash paid for construction in progress			(21,873)
Net cash used in investing activities	$ (161,163)	$ (362,405)	(5,328,802)
Cash flows from financing activities:
Increase in restricted cash	935,475	(4,606,092)	(1,585,172)
Repayment/Advances to related companies	(163,153)	(2,000,666)	(3,207,937)
Repayment from related companies	428,324	10,921,318	3,506,266
Proceeds from bank loans	18,927,907	20,387,195	17,533,673
Repayment of bank loans	$ (19,991,877)	$ (17,466,870)	(16,839,007)
Proceeds from short term loans			$ 560,406
Repayment of short term loans		$ (574,806)
Net cash provided by/(used in) financing activities	$ 136,676	6,660,079	$ (31,771)
Net increase/(decrease) in cash	503,647	4,925,962	(1,688,890)
Effect on change of exchange rates	(200,730)	161,769	240,863
Cash, beginning of year	8,046,950	2,959,219	4,407,246
Cash, end of year	8,349,867	8,046,950	2,959,219
Supplemental disclosures of cash flow information:
Interest paid	1,278,301	1,271,295	966,800
Income tax paid	$ 750,022	$ 828,893	$ 1,212,147